DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Short Duration High Yield Bond ETF

May 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 96.2%
Basic Materials - 4.1%
Chemicals - 2.0%
Ashland LLC, 4.75%, 8/15/22	$64,000	$66,605
CF Industries, Inc., 3.45%, 6/1/23	200,000	208,250
Chemours Co., 7.00%, 5/15/25 (a)	100,000	103,007
Consolidated Energy Finance SA, 144A, 6.875%, 6/15/25	150,000	151,308
NOVA Chemicals Corp., 144A, 4.875%, 6/1/24	244,000	256,586
OCI NV, 144A, 4.625%, 10/15/25	100,000	104,249
Olin Corp., 144A, 9.50%, 6/1/25	75,000	93,270
TPC Group, Inc., 144A, 10.50%, 8/1/24	115,000	107,964
Tronox, Inc., 144A, 6.50%, 5/1/25	189,000	201,687

(Cost $1,261,693)		1,292,926

Iron/Steel - 1.1%
Allegheny Technologies, Inc., 7.875%, 8/15/23	61,000	67,437
ArcelorMittal SA
3.60%, 7/16/24	110,000	117,373
4.55%, 3/11/26	101,000	112,892
Cleveland-Cliffs, Inc.
144A, 9.875%, 10/17/25	74,000	86,679
144A, 6.75%, 3/15/26	115,000	124,346
United States Steel Corp.
6.875%, 8/15/25 (a)	136,000	139,400
6.25%, 3/15/26 (a)	50,000	51,125

(Cost $665,050)		699,252

Mining - 1.0%
Arconic Corp., 144A, 6.00%, 5/15/25	150,000	160,359
FMG Resources August 2006 Pty Ltd., 144A, 5.125%, 5/15/24	87,000	94,984
Freeport-McMoRan, Inc.
3.875%, 3/15/23	231,000	239,802
4.55%, 11/14/24	85,000	92,337
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	70,000	69,558

(Cost $648,379)		657,040

Communications - 14.0%
Advertising - 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25
(Cost $66,863)	65,000	69,014

Internet - 1.3%
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	70,000	71,329
Netflix, Inc.
5.50%, 2/15/22	88,000	90,970
5.75%, 3/1/24	48,000	53,910
5.875%, 2/15/25	100,000	115,357
144A, 3.625%, 6/15/25	62,000	66,558
NortonLifeLock, Inc.
3.95%, 6/15/22	115,000	117,875
144A, 5.00%, 4/15/25	115,000	116,374
Uber Technologies, Inc., 144A, 7.50%, 5/15/25	175,000	189,289

(Cost $807,477)		821,662

Media - 4.4%
AMC Networks, Inc.
5.00%, 4/1/24	81,000	82,059
4.75%, 8/1/25	75,000	77,156
CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.00%, 3/1/23	92,000	92,904
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (a)	212,000	222,759
CSC Holdings LLC
6.75%, 11/15/21	298,000	305,691
5.875%, 9/15/22	54,000	56,677
5.25%, 6/1/24	62,000	67,329
DISH DBS Corp.
6.75%, 6/1/21	217,000	217,000
5.875%, 7/15/22	248,000	258,230
5.00%, 3/15/23	175,000	182,000
5.875%, 11/15/24	250,000	266,562
Meredith Corp., 6.875%, 2/1/26 (a)	148,000	154,845
Quebecor Media, Inc., 5.75%, 1/15/23	169,000	179,553
Sirius XM Radio, Inc.
144A, 3.875%, 8/1/22	150,000	150,915
144A, 4.625%, 7/15/24	175,000	179,594
TEGNA, Inc., 144A, 4.75%, 3/15/26	75,000	79,761
Univision Communications, Inc., 144A, 5.125%, 2/15/25	172,000	174,902
Videotron Ltd., 144A, 5.375%, 6/15/24	86,000	94,066

(Cost $2,781,979)		2,842,003

Telecommunications - 8.2%
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	62,000	64,108
CommScope Technologies LLC, 144A, 6.00%, 6/15/25	235,000	240,212
CommScope, Inc.
144A, 5.50%, 3/1/24	104,000	107,115
144A, 6.00%, 3/1/26	210,000	220,867
DKT Finance ApS, 144A, 9.375%, 6/17/23	150,000	154,110
Hughes Satellite Systems Corp., 7.625%, 6/15/21	100,000	100,479
Lumen Technologies, Inc.
Series S, 6.45%, 6/15/21	219,000	219,646
Series T, 5.80%, 3/15/22	216,000	223,007
Series W, 6.75%, 12/1/23	62,000	68,473

Series Y, 7.50%, 4/1/24	216,000	242,190
5.625%, 4/1/25	73,000	78,484
Nokia OYJ, 3.375%, 6/12/22	97,000	99,717
Qwest Corp., 6.75%, 12/1/21	181,000	186,204
Sprint Communications, Inc.
11.50%, 11/15/21	148,000	155,296
6.00%, 11/15/22	265,000	281,800
Sprint Corp.
7.25%, 9/15/21	295,000	299,921
7.875%, 9/15/23	453,000	513,865
7.125%, 6/15/24	495,000	571,309
7.625%, 2/15/25	140,000	165,707
7.625%, 3/1/26	190,000	231,088
Telecom Italia SpA, 144A, 5.303%, 5/30/24	195,000	212,306
T-Mobile USA, Inc.
4.00%, 4/15/22	139,000	142,560
2.25%, 2/15/26	300,000	302,910
VEON Holdings BV, 144A, 4.00%, 4/9/25	300,000	318,023
Viasat, Inc., 144A, 5.625%, 9/15/25	100,000	102,325

(Cost $5,214,724)		5,301,722

Consumer, Cyclical - 27.2%
Airlines - 2.7%
American Airlines Group, Inc.
144A, 5.00%, 6/1/22 (a)	145,000	144,826
144A, 3.75%, 3/1/25 (a)	100,000	90,383
American Airlines, Inc., 144A, 11.75%, 7/15/25	291,000	365,394
Delta Air Lines, Inc.
3.625%, 3/15/22	130,000	132,167
3.80%, 4/19/23 (a)	100,000	103,528
2.90%, 10/28/24	136,000	137,983
7.375%, 1/15/26	169,000	199,190
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	165,000	175,519
United Airlines Holdings, Inc., 4.25%, 10/1/22	167,000	170,966
United Airlines, Inc., 144A, 4.375%, 4/15/26	240,000	249,004

(Cost $1,654,367)		1,768,960

Apparel - 0.4%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	122,000	129,625
144A, 4.875%, 5/15/26	120,000	128,609

(Cost $253,325)		258,234

Auto Manufacturers - 5.8%
Ford Motor Co., 9.00%, 4/22/25	425,000	519,796
Ford Motor Credit Co. LLC
5.875%, 8/2/21	399,000	401,494
MTN, 3.55%, 10/7/22	749,000	769,811
4.375%, 8/6/23	218,000	229,582
3.664%, 9/8/24	542,000	566,686
5.125%, 6/16/25	200,000	219,125
3.375%, 11/13/25	330,000	338,268
Jaguar Land Rover Automotive PLC, 144A, 5.625%, 2/1/23	200,000	200,250
Navistar International Corp., 144A, 9.50%, 5/1/25 (a)	250,000	270,588
Tesla, Inc., 144A, 5.30%, 8/15/25	210,000	217,944

(Cost $3,570,746)		3,733,544

Auto Parts & Equipment - 1.1%
Adient US LLC, 144A, 9.00%, 4/15/25	100,000	110,679
American Axle & Manufacturing, Inc., 6.25%, 4/1/25 (a)	58,000	60,165
Clarios Global LP, 144A, 6.75%, 5/15/25	150,000	161,087
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	120,000	134,785
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	200,000	216,908

(Cost $640,046)		683,624

Distribution/Wholesale - 0.7%
Avient Corp.
5.25%, 3/15/23	32,000	34,343
144A, 5.75%, 5/15/25	250,000	264,997
Core & Main LP, 144A, 6.125%, 8/15/25	87,000	88,957
Wolverine Escrow LLC, 144A, 8.50%, 11/15/24	88,000	86,570

(Cost $461,559)		474,867

Entertainment - 3.6%
AMC Entertainment Holdings, Inc., 144A, 10.50%, 4/15/25	60,000	65,175
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/25	430,000	454,187
Caesars Resort Collection LLC / CRC Finco, Inc.
144A, 5.75%, 7/1/25	100,000	104,995
144A, 5.25%, 10/15/25	198,000	199,786
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 5.50%, 5/1/25	167,000	174,724
Cinemark USA, Inc.
4.875%, 6/1/23	83,000	83,190
144A, 5.875%, 3/15/26	50,000	51,876
International Game Technology PLC
144A, 6.50%, 2/15/25	150,000	166,368
144A, 4.125%, 4/15/26	200,000	206,763
Live Nation Entertainment, Inc., 144A, 4.875%, 11/1/24 (a)	78,000	79,521
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	158,000	161,754

Scientific Games International, Inc.
144A, 8.625%, 7/1/25	40,000	43,666
144A, 5.00%, 10/15/25	230,000	237,188
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	200,000	202,118
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	47,000	50,649
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	50,000	53,192

(Cost $2,276,577)		2,335,152

Food Service - 0.5%
Aramark Services, Inc., 144A, 6.375%, 5/1/25
(Cost $325,044)	310,000	329,764

Home Builders - 0.6%
Forestar Group, Inc., 144A, 3.85%, 5/15/26	50,000	50,430
KB Home, 7.00%, 12/15/21	99,000	100,918
Meritage Homes Corp., 6.00%, 6/1/25	50,000	57,023
Toll Brothers Finance Corp.
5.875%, 2/15/22	140,000	143,230
4.375%, 4/15/23	56,000	58,848

(Cost $401,939)		410,449

Housewares - 0.8%
Newell Brands, Inc.
4.35%, 4/1/23	142,000	149,539
4.875%, 6/1/25	68,000	75,799
4.70%, 4/1/26	270,000	303,758

(Cost $520,430)		529,096

Leisure Time - 3.9%
Carnival Corp.
144A, 11.50%, 4/1/23	500,000	572,515
144A, 10.50%, 2/1/26 (a)	148,000	174,861
144A, 7.625%, 3/1/26	175,000	191,844
Life Time, Inc., 144A, 5.75%, 1/15/26	242,000	249,789
NCL Corp. Ltd.
144A, 12.25%, 5/15/24	165,000	200,053
144A, 3.625%, 12/15/24	70,000	66,988
144A, 5.875%, 3/15/26	173,000	180,570
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	225,000	232,663
144A, 10.875%, 6/1/23	210,000	241,237
144A, 9.125%, 6/15/23	75,000	83,059
144A, 11.50%, 6/1/25	190,000	220,178
Viking Cruises Ltd., 144A, 13.00%, 5/15/25	79,000	92,852

(Cost $2,413,335)		2,506,609

Lodging - 2.8%
Boyd Gaming Corp., 144A, 8.625%, 6/1/25	190,000	209,237
Diamond Resorts International, Inc.
144A, 7.75%, 9/1/23	77,000	80,177
144A, 10.75%, 9/1/24	66,000	69,227
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/25	65,000	69,323
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/25	200,000	205,376
MGM Resorts International
7.75%, 3/15/22	230,000	241,045
6.00%, 3/15/23	104,000	111,150
6.75%, 5/1/25	91,000	97,675
5.75%, 6/15/25	100,000	110,000
Travel + Leisure Co.
4.25%, 3/1/22	104,000	105,564
3.90%, 3/1/23	33,000	34,073
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 4.25%, 5/30/23	304,000	312,892
144A, 5.50%, 3/1/25	149,000	159,058

(Cost $1,740,623)		1,804,797

Retail - 4.1%
1011778 BC ULC / New Red Finance, Inc.
144A, 4.25%, 5/15/24	115,000	116,347
144A, 5.75%, 4/15/25	190,000	201,116
Carvana Co., 144A, 5.625%, 10/1/25	60,000	61,882
eG Global Finance PLC, 144A, 6.75%, 2/7/25	100,000	102,450
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	100,000	97,625
Gap, Inc., 144A, 8.625%, 5/15/25	100,000	110,672
Golden Nugget, Inc.
144A, 6.75%, 10/15/24	312,000	315,285
144A, 8.75%, 10/1/25 (a)	50,000	52,896
IRB Holding Corp., 144A, 7.00%, 6/15/25	87,000	94,104
L Brands, Inc., 144A, 9.375%, 7/1/25	50,000	63,778
Macy’s Retail Holdings LLC, 2.875%, 2/15/23	71,000	71,532
Macy’s, Inc., 144A, 8.375%, 6/15/25	215,000	237,854
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	130,000	137,394
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	105,000	111,300
Penske Automotive Group, Inc., 3.50%, 9/1/25 (a)	50,000	51,574
QVC, Inc.
4.375%, 3/15/23	101,000	106,216
4.85%, 4/1/24	148,000	160,771
4.45%, 2/15/25	50,000	53,307
Rite Aid Corp., 144A, 8.00%, 11/15/26	91,000	94,681
Staples, Inc., 144A, 7.50%, 4/15/26	266,000	276,366
Yum! Brands, Inc., 144A, 7.75%, 4/1/25	125,000	136,094

(Cost $2,541,872)		2,653,244

Mattel, Inc., 144A, 3.375%, 4/1/26
(Cost $93,228)	90,000	93,606

Consumer, Non-cyclical - 11.7%
Commercial Services - 1.4%
ADT Security Corp.
3.50%, 7/15/22	50,000	50,965
4.125%, 6/15/23	98,000	102,049
APX Group, Inc.
7.875%, 12/1/22	69,000	69,342
7.625%, 9/1/23	33,000	34,031
CoreCivic, Inc., 8.25%, 4/15/26	60,000	58,679
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	63,000	64,811
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	142,000	151,622
144A, 5.75%, 4/15/26	160,000	175,248
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	100,000	117,125
144A, 7.375%, 9/1/25	75,000	80,906

(Cost $876,349)		904,778

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A, 5.00%, 4/15/26	122,000	123,944
144A, 6.50%, 4/15/26	95,000	94,631

(Cost $219,350)		218,575

Food - 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.50%, 2/15/23	195,000	200,115
144A, 3.25%, 3/15/26	100,000	100,832
B&G Foods, Inc., 5.25%, 4/1/25	120,000	123,450
Kraft Heinz Foods Co., 3.95%, 7/15/25	171,000	188,552
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/1/24	112,000	115,920
US Foods, Inc., 144A, 6.25%, 4/15/25	269,000	285,353

(Cost $1,004,245)		1,014,222

Healthcare-Services - 4.2%
CHS/Community Health Systems, Inc.
144A, 6.625%, 2/15/25	220,000	231,825
144A, 8.00%, 3/15/26	250,000	268,437
HCA, Inc.
5.875%, 5/1/23	181,000	196,979
5.375%, 2/1/25	383,000	428,960
5.875%, 2/15/26	157,000	179,569
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/25	100,000	105,972
Molina Healthcare, Inc., 5.375%, 11/15/22	128,000	134,080
Tenet Healthcare Corp.
6.75%, 6/15/23	227,000	246,919
4.625%, 7/15/24	218,000	221,215
144A, 4.625%, 9/1/24	250,000	255,953
5.125%, 5/1/25	164,000	166,462
144A, 4.875%, 1/1/26	244,000	252,355

(Cost $2,642,564)		2,688,726

Pharmaceuticals - 4.2%
Bausch Health Americas, Inc., 144A, 9.25%, 4/1/26	200,000	216,250
Bausch Health Cos., Inc.
144A, 7.00%, 3/15/24	153,000	156,355
144A, 6.125%, 4/15/25	494,000	504,991
144A, 5.50%, 11/1/25	260,000	267,228
144A, 9.00%, 12/15/25	175,000	187,469
Elanco Animal Health, Inc.
4.912%, 8/27/21	112,000	113,118
5.272%, 8/28/23	78,000	84,487
Teva Pharmaceutical Finance Co. BV
Series 2, 3.65%, 11/10/21	51,000	51,359
2.95%, 12/18/22	285,000	286,753
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	172,000	171,871
2.80%, 7/21/23	406,000	402,955
6.00%, 4/15/24	100,000	105,817
7.125%, 1/31/25	170,000	185,907

(Cost $2,702,901)		2,734,560

Diversified - 0.2%
Holding Companies-Diversified - 0.2%
Stena AB, 144A, 7.00%, 2/1/24
(Cost $148,026)	150,000	157,495

Energy - 12.6%
Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A, 4.25%, 1/31/23
(Cost $56,902)	56,000	57,778

Oil & Gas - 8.3%
Antero Resources Corp.
5.625%, 6/1/23	62,000	62,000
5.00%, 3/1/25 (a)	100,000	102,625
Apache Corp., 4.625%, 11/15/25	100,000	106,250
Callon Petroleum Co.
6.25%, 4/15/23 (a)	25,000	23,680
6.125%, 10/1/24 (a)	96,000	88,688
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25 (a)	125,000	134,408

Citgo Holding, Inc., 144A, 9.25%, 8/1/24	225,000	230,906
CITGO Petroleum Corp., 144A, 7.00%, 6/15/25	150,000	156,190
Continental Resources, Inc.
4.50%, 4/15/23	24,000	25,087
3.80%, 6/1/24	204,000	214,469
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25 (a)	160,000	165,566
CVR Energy, Inc., 144A, 5.25%, 2/15/25	120,000	120,278
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 6.625%, 7/15/25	184,000	195,514
EQT Corp.
3.00%, 10/1/22 (a)	59,000	60,363
7.625%, 2/1/25	146,000	170,702
Leviathan Bond Ltd.
144A,REGS, 5.75%, 6/30/23	50,000	52,753
144A,REGS, 6.125%, 6/30/25	65,000	71,625
MEG Energy Corp., 144A, 6.50%, 1/15/25	67,000	69,415
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	105,000	92,657
Murphy Oil Corp.
6.875%, 8/15/24 (a)	57,000	58,444
5.75%, 8/15/25	90,000	92,557
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	95,000	82,780
Nabors Industries, Inc., 5.75%, 2/1/25	77,000	64,173
Occidental Petroleum Corp.
2.70%, 2/15/23	284,000	286,063
6.95%, 7/1/24	150,000	166,987
2.90%, 8/15/24	385,000	384,519
3.50%, 6/15/25	160,000	160,300
5.875%, 9/1/25 (a)	189,000	205,027
5.50%, 12/1/25	100,000	107,628
5.55%, 3/15/26	194,000	207,337
Ovintiv Exploration, Inc.
5.625%, 7/1/24	130,000	144,716
5.375%, 1/1/26	100,000	112,728
PBF Holding Co. LLC / PBF Finance Corp.
144A, 9.25%, 5/15/25	173,000	178,081
7.25%, 6/15/25 (a)	100,000	81,429
PDC Energy, Inc., 6.125%, 9/15/24	65,000	66,544
Range Resources Corp.
5.00%, 3/15/23	179,000	184,370
4.875%, 5/15/25 (a)	115,000	117,156
SM Energy Co., 144A, 10.00%, 1/15/25 (a)	159,000	180,401
Southwestern Energy Co., 6.45%, 1/23/25	100,000	109,647
Transocean, Inc.
144A, 7.25%, 11/1/25	65,000	51,675
144A, 7.50%, 1/15/26 (a)	75,000	59,077
WPX Energy, Inc., 5.25%, 9/15/24	100,000	111,059

(Cost $4,981,913)		5,355,874

Oil & Gas Services - 0.8%
TechnipFMC PLC, 144A, 6.50%, 2/1/26	156,000	167,998
Weatherford International Ltd.
144A, 8.75%, 9/1/24	100,000	104,625
144A, 11.00%, 12/1/24	259,000	262,496

(Cost $466,297)		535,119

Pipelines - 3.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	68,000	70,040
Buckeye Partners LP
4.15%, 7/1/23	100,000	103,548
144A, 4.125%, 3/1/25	68,000	70,210
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	50,000	51,399
DCP Midstream Operating LP
3.875%, 3/15/23	73,000	75,951
5.375%, 7/15/25	160,000	175,465
EnLink Midstream Partners LP
4.40%, 4/1/24	180,000	187,501
4.15%, 6/1/25	50,000	51,242
EQM Midstream Partners LP
4.75%, 7/15/23	100,000	104,802
4.00%, 8/1/24	25,000	25,612
144A, 6.00%, 7/1/25	120,000	130,199
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	60,000	60,463
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	100,000	103,895
New Fortress Energy, Inc., 144A, 6.75%, 9/15/25	160,000	162,592
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	245,000	254,963
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23	71,000	69,225
NuStar Logistics LP, 5.75%, 10/1/25	100,000	106,562
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	100,000	100,771
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 5.50%, 9/15/24	69,000	70,384
144A, 7.50%, 10/1/25	81,000	88,647
Western Midstream Operating LP, 4.35%, 2/1/25	150,000	156,562

(Cost $2,102,488)		2,220,033

Financial - 11.4%
Banks - 2.4%
CIT Group, Inc.
5.00%, 8/15/22	375,000	394,219
5.00%, 8/1/23	159,000	172,912
Commerzbank AG, 144A, 8.125%, 9/19/23	200,000	228,926

Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	96,000	98,795
144A, 8.25%, 4/15/25	90,000	93,904
144A, 7.625%, 5/1/26	80,000	83,590
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	165,000	179,999
144A, 5.71%, 1/15/26	300,000	339,672

(Cost $1,539,715)		1,592,017

Diversified Financial Services - 3.2%
Ally Financial, Inc., 5.75%, 11/20/25	142,000	163,525
LD Holdings Group LLC, 144A, 6.50%, 11/1/25	100,000	103,581
Navient Corp.
MTN, 7.25%, 1/25/22	92,000	95,450
6.50%, 6/15/22	119,000	124,653
5.50%, 1/25/23	200,000	209,500
7.25%, 9/25/23	130,000	142,847
MTN, 6.125%, 3/25/24	45,000	48,290
5.875%, 10/25/24	56,000	59,642
6.75%, 6/25/25	50,000	55,006
OneMain Finance Corp.
6.125%, 5/15/22	124,000	129,115
5.625%, 3/15/23	72,000	76,320
6.125%, 3/15/24	107,000	115,426
6.875%, 3/15/25	150,000	169,688
8.875%, 6/1/25	100,000	110,368
7.125%, 3/15/26	255,000	297,075
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	68,000	71,487
United Wholesale Mortgage LLC, 144A, 5.50%, 11/15/25 (a)	100,000	103,156

(Cost $1,997,053)		2,075,129

Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc., 144A, 7.00%, 11/15/25	145,000	148,275
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	45,000	46,061
Genworth Holdings, Inc., 7.625%, 9/24/21	196,000	197,781
Radian Group, Inc., 6.625%, 3/15/25	150,000	169,690

(Cost $549,873)		561,807

Real Estate - 0.4%
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 4.875%, 6/1/23	42,000	43,753
144A, 7.625%, 6/15/25	200,000	217,260

(Cost $253,356)		261,013

Real Estate Investment Trusts - 4.0%
Diversified Healthcare Trust, 9.75%, 6/15/25	248,000	276,170
ESH Hospitality, Inc., 144A, 5.25%, 5/1/25	100,000	102,000
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 5.25%, 7/15/24	199,000	205,240
iStar, Inc.
4.75%, 10/1/24	64,000	66,976
4.25%, 8/1/25	100,000	101,438
5.50%, 2/15/26	65,000	66,954
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 5.25%, 3/15/22	56,000	56,560
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	202,000	217,150
144A, 4.625%, 6/15/25	107,000	113,684
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	50,000	54,145
SBA Communications Corp., 4.875%, 9/1/24	143,000	146,129
Service Properties Trust
5.00%, 8/15/22	265,000	268,038
4.35%, 10/1/24	130,000	127,855
7.50%, 9/15/25	115,000	128,657
Starwood Property Trust, Inc.
5.00%, 12/15/21	70,000	70,547
4.75%, 3/15/25	65,000	67,940
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A, 7.125%, 12/15/24	150,000	154,688
144A, 7.875%, 2/15/25	312,000	334,620
VICI Properties LP / VICI Note Co., Inc., 144A, 3.50%, 2/15/25 (a)	50,000	50,994

(Cost $2,548,983)		2,609,785

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 2/1/24	115,000	117,519
4.75%, 9/15/24	173,000	180,508

(Cost $287,994)		298,027

Industrial - 9.5%
Aerospace/Defense - 2.9%
Howmet Aerospace, Inc.
5.125%, 10/1/24	241,000	263,907
6.875%, 5/1/25	125,000	144,875
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	200,000	201,250
Spirit AeroSystems, Inc., 144A, 7.50%, 4/15/25	345,000	369,581
TransDigm, Inc., 144A, 6.25%, 3/15/26	630,000	665,453
Triumph Group, Inc.
144A, 8.875%, 6/1/24	109,000	120,922
144A, 6.25%, 9/15/24	71,000	72,461

7.75%, 8/15/25 (a)	68,000	69,744

(Cost $1,850,313)		1,908,193

Building Materials - 0.1%
JELD-WEN, Inc., 144A, 4.625%, 12/15/25
(Cost $50,959)	50,000	51,032

Electrical Components & Equipment - 0.6%
WESCO Distribution, Inc., 144A, 7.125%, 6/15/25
(Cost $402,983)	375,000	405,469

Electronics - 0.4%
Sensata Technologies BV
144A, 4.875%, 10/15/23	57,000	61,038
144A, 5.625%, 11/1/24	48,000	53,326
144A, 5.00%, 10/1/25	100,000	111,356

(Cost $219,923)		225,720

Engineering & Construction - 0.3%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25	110,000	112,817
Fluor Corp., 3.50%, 12/15/24 (a)	100,000	105,490

(Cost $200,969)		218,307

Environmental Control - 0.7%
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	212,000	220,001
144A, 3.75%, 8/1/25	50,000	51,288
Stericycle, Inc., 144A, 5.375%, 7/15/24	149,000	153,895

(Cost $420,318)		425,184

Miscellaneous Manufacturing - 1.1%
Bombardier, Inc.
144A, 6.00%, 10/15/22	142,000	142,355
144A, 6.125%, 1/15/23	101,000	106,176
144A, 7.50%, 12/1/24	150,000	154,141
144A, 7.50%, 3/15/25 (a)	175,000	176,536
FXI Holdings, Inc., 144A, 7.875%, 11/1/24	55,000	56,811
Hillenbrand, Inc., 5.75%, 6/15/25	50,000	53,659

(Cost $601,714)		689,678

Packaging & Containers - 3.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A, 6.00%, 2/15/25	188,000	193,913
Ball Corp.
5.00%, 3/15/22	177,000	183,158
4.00%, 11/15/23	83,000	88,194
5.25%, 7/1/25	135,000	153,001
4.875%, 3/15/26	100,000	111,880
Berry Global, Inc., 144A, 1.57%, 1/15/26	250,000	250,495
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	132,000	138,930
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/25	206,000	208,055
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	200,000	202,087
144A, 7.25%, 4/15/25	127,000	125,200
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	95,000	102,363
Sealed Air Corp.
144A, 4.875%, 12/1/22	79,000	82,492
144A, 5.125%, 12/1/24	50,000	54,599
144A, 5.50%, 9/15/25	65,000	72,353

(Cost $1,919,843)		1,966,720

Transportation - 0.2%
XPO Logistics, Inc., 144A, 6.75%, 8/15/24
(Cost $134,486)	130,000	136,055

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A, 6.50%, 10/1/25
(Cost $106,655)	105,000	109,069

Technology - 4.3%
Computers - 1.7%
Diebold Nixdorf, Inc.
8.50%, 4/15/24 (a)	33,000	33,869
144A, 9.375%, 7/15/25	50,000	55,571
EMC Corp., 3.375%, 6/1/23	121,000	124,945
Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, 7/15/23	81,000	27,844
NCR Corp., 144A, 8.125%, 4/15/25	40,000	43,650
Seagate HDD Cayman, 4.75%, 1/1/25 (a)	120,000	131,078
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A, 6.75%, 6/1/25	240,000	244,644
Vericast Corp., 144A, 8.375%, 8/15/22	66,000	67,396
Western Digital Corp., 4.75%, 2/15/26	300,000	334,055

(Cost $1,039,959)		1,063,052

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	98,000	109,638
4.125%, 5/1/25	70,000	73,273
Xerox Corp., 4.375%, 3/15/23	113,000	117,500
Xerox Holdings Corp., 144A, 5.00%, 8/15/25	90,000	94,729

(Cost $383,393)		395,140

Semiconductors - 0.2%
Microchip Technology, Inc., 144A, 4.25%, 9/1/25
(Cost $134,413)	130,000	136,602

Software - 1.8%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	207,000	222,390

CDK Global, Inc., 5.00%, 10/15/24	52,000	57,383
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	110,000	112,072
PTC, Inc., 144A, 3.625%, 2/15/25	82,000	84,535
Solera LLC / Solera Finance, Inc., 144A, 10.50%, 3/1/24	345,000	355,048
Veritas US, Inc. / Veritas Bermuda Ltd.
144A, 10.50%, 2/1/24	125,000	128,616
144A, 7.50%, 9/1/25	210,000	217,613

(Cost $1,150,565)		1,177,657

Utilities - 1.2%
Electric - 0.9%
DPL, Inc., 4.125%, 7/1/25	60,000	64,200
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/25	165,000	179,657
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/24	100,000	106,076
Talen Energy Supply LLC
6.50%, 6/1/25 (a)	60,000	50,775
144A, 10.50%, 1/15/26	95,000	86,569
TransAlta Corp., 4.50%, 11/15/22	94,000	97,888

(Cost $570,274)		585,165

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	91,000	100,377
5.50%, 5/20/25	95,000	104,611

(Cost $198,416)		204,988

TOTAL CORPORATE BONDS (Cost $60,102,448)		62,248,534

	Number of Shares
SECURITIES LENDING COLLATERAL - 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
(Cost $2,226,432)	2,226,432	2,226,432

CASH EQUIVALENTS - 3.4%
DWS Government Money Market Series “Institutional Shares”, 0.03% (b)
(Cost $2,177,521)	2,177,521	2,177,521

TOTAL INVESTMENTS - 103.0% (Cost $64,506,401)		66,652,487
Other assets and liabilities, net - (3.0%)		(1,927,650)

NET ASSETS - 100.0%		$64,724,837

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
SECURITIES LENDING COLLATERAL — 3.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
1,815,630	410,802(d)	—	—	—	249	—	2,226,432	2,226,432
CASH EQUIVALENTS — 3.4%
DWS Government Money Market Series “Institutional Shares”, 0.03% (b)
1,670,002	15,376,301	(14,868,782)	—	—	381	—	2,177,521	2,177,521

3,485,632	15,787,103	(14,868,782)	—	—	630	—	4,403,953	4,403,953

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $3,178,695, which is 4.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,074,369.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$62,248,534	$—	$62,248,534
Short-Term Investments (e)	4,403,953	—	—	4,403,953

TOTAL	$4,403,953	$62,248,534	$—	$66,652,487

(e)	See Schedule of Investments for additional detailed categorizations.